REFUND OF WOW GAME POINTS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2024 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 07, 2009 CNY (¥)
Refund of WoW game points
Legal liability, maximum statute of limitation period		20 years
Other operating Income			¥ 26.0
Legal liability	2 years	10 years
Liability related to refund of WOW game points, release period		10 years
World of Warcraft ("WoW")
Refund of WoW game points
Refund of game points		¥ 170.0		$ 23.3	¥ 175.3	$ 24.0	¥ 201.0
Advances from customer, current		¥ 5.3		$ 0.7